Discontinued operations and held for sale assets - Income statement (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Profit (loss) [abstract]
Net interest income		£ 1,501		£ 2,097
Net fees and commissions	[1]	2,862		3,021
Net trading income		2,319		1,685
Net investment income		494		468
Other income		77		30
Credit impairment releases/(charges) and other provisions		(156)		(656)
Net operating income		7,097		6,645
Staff costs		(2,438)		(2,205)
Administration and general expenses		(3,946)		(2,954)
Operating expenses		(6,384)		(5,159)
Share of post-tax results of associates and joint ventures		12		245
(Loss)/profit before tax		725		1,731
Tax charge	[1]	(378)		(430)
(Loss)/profit after tax	[1]	300		(729)
Profit (loss), attributable to [abstract]
Equity holders of the parent		301		(871)
Non-controlling interests		(1)		142
(Loss)/profit after tax	[1]	300		(729)
Discontinued operations [member]
Profit (loss) [abstract]
Net interest income		1,449	[2]	3,862	[3]
Net fees and commissions		296	[2]	1,107	[3]
Net trading income		(5)	[2]	133	[3]
Net investment income		6	[2]	89	[3]
Other income		2	[2]	68	[3]
Total income		1,748	[2]	5,259	[3]
Credit impairment releases/(charges) and other provisions		(201)	[2]	(575)	[3]
Net operating income		1,547	[2]	4,684	[3]
Staff costs		(321)	[2]	(1,737)	[3]
Administration and general expenses		(1,135)	[2]	(3,093)	[3]
Operating expenses		(1,456)	[2]	(4,830)	[3]
Share of post-tax results of associates and joint ventures		0	[2]	4	[3]
(Loss)/profit before tax		91	[2]	(142)	[3]
Tax charge		(138)	[2]	(453)	[3]
(Loss)/profit after tax	[4]	(47)	[2]	(595)	[3]
Profit (loss), attributable to [abstract]
Equity holders of the parent		(47)	[2]	(735)	[3]
Non-controlling interests		0	[2]	140	[3]
(Loss)/profit after tax	[4]	£ (47)	[2]	£ (595)	[3]

[1]	For notes to the Financial Statements see pages 17 to 56
[2]	Included UK banking business results for the period from 1 January 2018 to 31 March 2018.
[3]	Included UK banking business results for the period from 1 January 2017 to 30 June 2017 and BAGL results for the period from 1 January 2017 to 31 May 2017
[4]

Total loss after tax in respect o f discontinued operations in H117 was £2,030 m , which comprised of £595m loss after tax, £60m loss on the sale of BAGL and £1,375m loss on recycling of other comprehensive loss on reserves relating to the disposal of BAGL. Of the £595m loss after tax, £760m loss related to BAGL results and £165m profit related to UK banking business